DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Amounts recorded with respect to discontinued operations in each of the years ended December 31, 2013, 2012 and 2011 are as follows;

(in thousands of $)	2013	2012	2011
Carrying value of vessels disposed of in 2012	—	107,027	113,527
Carrying value of vessel held for sale at December 31, 2012	—	21,523	37,804
Per Statement of Operations;
Operating revenues	(226)	24,513	39,020
Net gain (loss) on sale of assets	254	(13,088)	—
Impairment loss on vessels	(5,342)	(41,597)	—
Net (loss) income	(7,433)	(59,311)	5,594